Employee benefits - Pension and other post-employment benefits - Asset Allocation of Defined Benefit Pension Plans (Parenthetical) (Detail)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Equity securities [member] | Level 1 [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market, based on direct investments	25.00%	22.00%